Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Provisions
	2021						2020
Item	At beginning	Increases	Decreases		Recoveries	At end	At end
	ARS 000	ARS 000	ARS 000		ARS 000	ARS 000	ARS 000

Current

Provision for lawsuits and claims	52,609	70,968	(19,344	) (1)	(14,547)	89,686	52,609
Total 2021	52,609	70,968	(19,344)		(14,547)	89,686
Total 2020	56,420	15,505	(16,450	) (1)	(2,866)		52,609

Non-current

Provision for wind farms dismantling	68,532	2,776	(23,129	) (1)	-	48,179	68,532
12-31-2021	68,532	2,776	(23,129)		-	48,179
12-31-2020	18,886	54,422	(4,776	) (1)	-		68,532